Intangible assets - Changes (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	kr 2,480
Balance at the end	57,485	kr 2,480
Licenses, rights and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	2,480
Balance at the end	2,530	2,480
Amortization and impairment for the financial year	0	0
Licenses, rights and patents | Research and development expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Licenses, rights and patents | Administrative expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Licenses, rights and patents | Sale and marketing expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Licenses, rights and patents | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	2,480	0
Additions due to business combinations	0
Additions	0	2,480
Currency translation	50
Balance at the end	2,530	2,480
Licenses, rights and patents | Accumulated depreciation amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0	0
Amortization for the year	0
Impairment, cf note 12	0
Currency translation	0
Balance at the end	0	0
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0
Balance at the end	0	0
Amortization and impairment for the financial year	13,692	0
Intellectual property | Research and development expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Intellectual property | Administrative expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Intellectual property | Sale and marketing expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	13,692	0
Intellectual property | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0	0
Additions due to business combinations	13,692
Additions	0	0
Currency translation	0
Balance at the end	13,692	0
Intellectual property | Accumulated depreciation amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0	0
Amortization for the year	957
Impairment, cf note 12	12,735
Currency translation	0
Balance at the end	(13,692)	0
Physician relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0
Balance at the end	54,955	0
Amortization and impairment for the financial year	5,901	0
Physician relationship | Research and development expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Physician relationship | Administrative expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Physician relationship | Sale and marketing expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	5,901	0
Physician relationship | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0	0
Additions due to business combinations	68,459
Additions	0	0
Currency translation	(7,883)
Balance at the end	60,576	0
Physician relationship | Accumulated depreciation amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0	0
Amortization for the year	5,901
Impairment, cf note 12	0
Currency translation	(280)
Balance at the end	kr (5,621)	kr 0